Supplementary Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Supplementary Financial Information [Abstract]
Schedule Of Other Income And Deductions

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$-	$1	$1	$5
Professional fees	(3)	(7)	(11)	(14)
Non-recoverable pension and OPEB (Note 9)	-	(2)	(1)	(6)
Other	-	(1)	-	(2)
Total other income and (deductions) - net	$(3)	$(9)	$(11)	$(17)

	Year Ended December 31,
	2015	2014	2013

Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$5	$12	$17
Net gain on sale of other properties and investments	1	1	1
Total other income	$6	$13	$18
Other deductions:
Professional fees	$19	$14	$10
Non-recoverable pension (Note 10) and other	9	1	5
Total other deductions	$28	$15	$15

Schedule Of Interest Expense And Related Charges

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Interest expense	$86	$85	$256	$251
Amortization of debt issuance costs and discounts	1	-	2	2
Allowance for funds used during construction – capitalized interest portion	(2)	(1)	(6)	(3)
Total interest expense and related charges	$85	$84	$252	$250

	Year Ended December 31,
	2015	2014	2013

Interest expense	$335	$355	$360
Amortization of debt issuance costs and discounts	3	3	21
Allowance for funds used during construction – capitalized interest portion	(5)	(5)	(10)
Total interest expense and related charges	$333	$353	$371

Schedule Of Restricted Cash

	At December 31, 2015		At December 31, 2014
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets

Customer collections related to transition bonds used only to service debt and pay expenses	$22	$-	$56	$-
Reserve for fees associated with transition bonds	10	-	-	10
Reserve for shortfalls of transition bond charges	6	-	-	6
Total restricted cash	$38	$-	$56	$16

Schedule Of Trade Accounts Receivable

	At September 30,	At December 31,
	2016	2015

Gross trade accounts and other receivables - net	$600	$509
Trade accounts and other receivables from affiliates - net	(146)	(118)
Allowance for uncollectible accounts	(4)	(3)
Trade accounts receivable from nonaffiliates – net	$450	$388

	At December 31,
	2015	2014

Gross trade accounts and other receivables	$509	$528
Trade accounts and other receivables from TCEH	(118)	(118)
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable from nonaffiliates – net	$388	$407

Summary of Investment Balance

	At September 30,	At December 31,
	2016	2015

Assets related to employee benefit plans, including employee savings programs	$98	$94
Land and other investments	4	3
Total investments and other property	$102	$97

	At December 31,
	2015	2014

Assets related to employee benefit plans, including employee savings programs	$94	$94
Land	3	3
Total investments and other property	$97	$97

Schedule Of Property, Plant And Equipment

	At September 30,	At December 31,
	2016	2015

Total assets in service	$19,719	$19,072
Less accumulated depreciation	6,758	6,479
Net of accumulated depreciation	12,961	12,593
Construction work in progress	641	416
Held for future use	15	15
Property, plant and equipment – net	$13,617	$13,024

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2015	2015	2014

Assets in service:
Distribution	4.1% / 24.7 years	$10,861	$10,423
Transmission	2.8% / 35.5 years	7,209	6,861
Other assets	9.0% / 11.1 years	1,002	954
Total		19,072	18,238
Less accumulated depreciation		6,479	6,125
Net of accumulated depreciation		12,593	12,113
Construction work in progress		416	335
Held for future use		15	15
Property, plant and equipment – net		$13,024	$12,463

Schedule Of Intangible Assets

	At September 30, 2016			At December 31, 2015
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$480	$94	$386	$467	$91	$376
Capitalized software	454	312	142	435	269	166
Total	$934	$406	$528	$902	$360	$542

	At December 31, 2015			At December 31, 2014
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$467	$91	$376	$463	$86	$377
Capitalized software	435	269	166	433	242	191
Total	$902	$360	$542	$896	$328	$568

Schedule Of Estimated Aggregate Amortization Expenses

Year	Amortization Expense
2016	$61
2017	54
2018	48
2019	45
2020	44

Year	Amortization Expense

2016	$60
2017	51
2018	46
2019	43
2020	42

Schedule Of Employee Benefit Obligations And Other

	At September 30,	At December 31,
	2016	2015

Retirement plans and other employee benefits	$2,021	$1,985
Uncertain tax positions (including accrued interest)	3	3
Investment tax credits	13	15
Other	66	60
Total employee benefit obligations and other	$2,103	$2,063

	At December 31,
	2015	2014

Retirement plans and other employee benefits	$1,985	$1,894
Uncertain tax positions (including accrued interest)	3	2
Amount payable related to income taxes	-	17
Investment tax credits	15	17
Other	60	59
Total other noncurrent liabilities and deferred credits	$2,063	$1,989

Schedule Of Supplemental Cash Flow Information

	Nine Months Ended September 30,
	2016	2015

Cash payments (receipts) related to:
Interest	$266	$277
Capitalized interest	(6)	(3)
Interest (net of amounts capitalized)	$260	$274
Amount in lieu of income taxes (a):
Federal	-	49
State	20	24
Total amount in lieu of income taxes	$20	$73
Noncash construction expenditures (b)	$104	$60

_____________

(a)	See Note 10 for income tax related detail.
(b)	Represents end-of-period accruals.

	Year Ended December 31,
	2015	2014	2013

Cash payments (receipts) related to:
Interest	$346	$356	$361
Capitalized interest	(5)	(5)	(10)
Interest (net of amounts capitalized)	$341	$351	$351
Amount in lieu of income taxes:
Federal	$135	$269	$89
State	43	22	12
Total amount in lieu of income taxes	$178	$291	$101
SARs exercise	$-	$-	$4
Noncash construction expenditures (a)	$56	$82	$84

______________

(a)Represents end-of-period accruals.

Schedule Of Quarterly Information

2015	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Operating revenues	$946	$938	$1,072	$922
Operating income	180	186	253	160
Net income	98	98	163	73

2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Operating revenues	$917	$912	$1,054	$939
Operating income	191	183	247	179
Net income	104	94	158	94